Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,178,000
Previously Paid Amount	0.00
Total Fee Amount	189.49
Total Offset Amount	0.00
Net Fee	189.49
Narrative - Max Aggregate Offering Price	$ 2,178,000
Final Prospectus	true